SHAREHOLDERS' EQUITY - Schedule of summary of the changes in accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other comprehensive income before reclassifications, net		$ (4,402)
Total shareholders' deficiency	$ (366,002)	(78,786)	$ (54,485)	$ (263,242)
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net		360
Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net		4,475
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net		1,598
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net		1,023
Tax effect on other comprehensive income
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net		(10)
Unrealized gain (losses) on marketable securities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other comprehensive income before reclassifications, net	331	2,736
Total shareholders' deficiency	(36)	(326)	(3,096)
Unrealized gain (losses) on marketable securities | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Tax effect on other comprehensive income
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(1)	(10)
Unrealized gain (losses) on cash flow hedges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other comprehensive income before reclassifications, net	44,537	(7,138)
Total shareholders' deficiency	17,575	7,568	7,288
Unrealized gain (losses) on cash flow hedges | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(1,563)	360
Unrealized gain (losses) on cash flow hedges | Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(20,206)	4,475
Unrealized gain (losses) on cash flow hedges | Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(6,995)	1,598
Unrealized gain (losses) on cash flow hedges | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(4,401)	1,023
Unrealized gain (losses) on cash flow hedges | Tax effect on other comprehensive income
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
AOCI Attributable to Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other comprehensive income before reclassifications, net	44,868
Total shareholders' deficiency	17,539	$ 7,242	$ 4,192
AOCI Attributable to Parent [Member] | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(1,563)
AOCI Attributable to Parent [Member] | Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(20,206)
AOCI Attributable to Parent [Member] | Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(6,995)
AOCI Attributable to Parent [Member] | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	(4,401)
AOCI Attributable to Parent [Member] | Tax effect on other comprehensive income
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	$ (1)